Debt (Details) - Schedule of Maturities of Debt - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of maturities of debt [Abstract]
2023	$ 198,939	$ 357,008
Total	$ 2,410,124	$ 357,008